Net finance costs - Finance income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net finance costs
Notional interest	R 12
Interest received	2,913	R 3,226	R 2,253
Interest received on other long-term investments	77	63	58
Interest received on loans and receivables	200	143	89
Interest income on cash and cash equivalents	2,636	3,020	2,106
Finance income per income statement	2,925	3,226	2,253
Less: notional interest	(12)
Less: interest received on tax	(95)	(15)	(11)
Finance income per the statement of cash flows	R 2,818	R 3,211	R 2,242